Leases	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Leases [Line Items]
Leases
14.	Leases

The Company leases certain office space and equipment. Leases with an initial term of 12 months or less are not recorded on the balance sheet; we recognize lease expense for these leases on a straight-line basis over the lease term. The depreciable lives of operating lease assets and leasehold improvements are limited by the expected lease term. The Company’s leases generally do not provide an implicit rate, and therefore the Company uses its incremental borrowing rate as the discount rate when measuring operating lease liabilities.

The following table sets forth the operating lease right of use (“ROU”) assets and liabilities as of September 30, 2021 and December 31, 2020:

	September 30,	December 31,
	2021	2020
Operating lease assets	$261,985	$239,489

Operating lease liabilities:
Current operating lease liabilities	308,213	283,104
Total operating lease liabilities	$308,213	$283,104

Expense related to leases is recorded on a straight-line basis over the lease term, including rent holidays. During the three and nine months ended September 30, 2021, the Company recognized operating lease expense of $55,652 and $105,924, respectively. During the three and nine months ended September 30, 2020, the Company recognized operating lease expense of $25,136 and $75,408, respectively. Operating lease costs are included within selling, administrative and other expenses on the condensed consolidated statements of income and comprehensive income. During the three and nine months ended September 30, 2021, short-term lease costs were $15,877 and 18,523, respectively. The Company did not incur any short-term lease costs during the three and nine months ended September 30, 2020.

Cash paid for amounts included in the measurement of operating lease liabilities were $51,752 and $102,148, respectively, for the three and nine months ended September 30, 2021. Cash paid for amounts included in the measurement of operating lease liabilities were $24,198 and $68,594, respectively, for the three and nine months ended September 30, 2020. These amounts are included in operating activities in the condensed consolidated statements of cash flows. During the three and nine months ended September 30, 2021, the Company reduced its operating lease liabilities by $36,014 and $79,786, respectively, for cash paid. During the three and nine months ended September 30, 2020, the Company reduced its operating lease liabilities by $20,218 and $55,970, respectively, for cash paid.

The operating lease liabilities as of September 30, 2021 reflect a weighted average discount rate of 19%. The weighted average remaining term of the leases is 1.7 years. Remaining lease payments as of September 30, 2021 are as follows:

Year ending December 31,
2021	$53,111
2022	207,767
2023	96,839
Total lease payments	357,717
Less: imputed interest	(49,504)
Total	$308,213

Spectrum Global Solutions, Inc. [Member]
Leases [Line Items]
Leases
14.	Leases

In February 2016, the FASB issued ASU No. 2016-02, Leases, which introduced a lessee model that requires the majority of leases to be recognized on the balance sheet. On January 1, 2019, the Company adopted the ASU using the modified retrospective transition approach and elected the transition option to recognize the adjustment in the period of adoption rather than in the earliest period presented. The Company elected the package of practical expedients permitted under the transition guidance within the new standard, which among other things, allowed us to carry forward the historical lease classification. Adoption of the new standard resulted in the recording of additional net lease assets and lease liabilities of $269,341 as of January 1, 2019. During the year ended December 31, 2019, non-cash right of use assets recorded in exchange for non-cash operating lease liabilities was $316,600. The Company leases certain office space and equipment. Leases with an initial term of 12 months or less are not recorded on the balance sheet; we recognize lease expense for these leases on a straight-line basis over the lease term.

The depreciable lives of operating lease assets and leasehold improvements are limited by the expected lease term. The Company’s leases generally do not provide an implicit rate, and therefore the Company uses its incremental borrowing rate as the discount rate when measuring operating lease liabilities. The Company used the incremental borrowing rates as of January 1, 2019 for operating leases that commenced prior to that date.

The following table sets forth the operating lease right of use (“ROU”) assets and liabilities as of December 31, 2020 and 2019:

	December 31,	December 31,
	2020	2019
Operating lease assets	$116,817	$98,361

Operating lease liabilities:
Current operating lease liabilities	122,838	100,421
Total operating lease liabilities	$122,838	$100,421

Expense related to leases is recorded on a straight-line basis over the lease term, including rent holidays.

During the years ended December 31, 2020 and 2019, the Company recognized operating lease expense of $123,056 and $234,315, respectively. Operating lease costs are included within selling, administrative and other expenses on the consolidated statements of operations. During the years ended December 31, 2020 and 2019, short-term lease costs were $180,449 and $246,380, respectively.

Cash paid for amounts included in the measurement of operating lease liabilities was $122,001 and $229,348, respectively, for the years ended December 31, 2020 and 2019, and this amount is included in operating activities in the consolidated statements of cash flows. During the years ended December 31, 2020 and 2019, the Company reduced its operating lease liabilities by $50,513 and $143,249, respectively, for cash paid.

The operating lease liabilities as of December 31, 2020 reflect a weighted average discount rate of 51%. The weighted average remaining term of the leases is 2.11 years. Remaining lease payments as of December 31, 2020 are as follows:

Year ending December 31,
2021	95,914
2022	86,681
2023	21,330
Total lease payments	203,925
Less: imputed interest	(81,087)
Total	$122,838